Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Tax matters
Current income tax expense	$ 30,491	$ (14,885)		$ 42,544
Adjustments in current income tax in respect of prior period years	753	1,220
Total	31,244	(13,665)		42,544
Origination and reversal of temporary differences	(14,857)	(33,030)		7,398
Impact of tax rate changes	(31,688)
Adjustments in deferred tax in respect of prior years	480
Deferred income tax expense	(46,065)	(33,030)		7,398
Income tax expense	$ (14,821)	$ (46,695)	[1]	$ 49,942	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.